American High-Income Trust®
Investment portfolio
June 30, 2020
unaudited
Bonds, notes & other debt instruments 93.18% Corporate bonds & notes 92.90% Communication services 15.72%	Principal amount (000)	Value (000)
Allen Media, LLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 5.808% 2027[1,2,3]	$1,411	$1,351
Banijay Enteraintment 5.375% 2025[4]	12,695	12,449
Cablevision Systems Corp. 6.75% 2021	40,712	42,850
Cablevision Systems Corp. 5.50% 2027[4]	2,700	2,812
Cablevision Systems Corp. 5.75% 2030[4]	13,820	14,454
CBS Corp. 7.25% 2024[4]	3,444	3,009
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[4]	8,595	8,643
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[4]	5,260	5,430
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[4]	1,639	1,684
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[4]	11,374	11,813
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	63,180	65,489
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[4]	9,878	10,234
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[4]	31,254	32,301
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[4]	11,651	12,305
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[4]	77,171	79,035
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[4]	62,001	63,534
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[4]	32,691	33,141
CenturyLink, Inc. 6.75% 2023	53,940	58,115
CenturyLink, Inc. 7.50% 2024	9,217	10,145
CenturyLink, Inc. 5.125% 2026[4]	31,056	31,027
CenturyLink, Inc. 4.00% 2027[4]	4,894	4,748
CenturyLink, Inc., Series T, 5.80% 2022	4,618	4,755
Cinemark USA, Inc. 4.875% 2023	9,860	8,362
Clear Channel Worldwide Holdings, Inc. 9.25% 2024	20,120	18,716
CSC Holdings, LLC 5.375% 2023[4]	5,975	6,066
CSC Holdings, LLC 7.75% 2025[4]	1,500	1,565
Cumulus Media New Holdings Inc. 6.75% 2026[4]	17,505	16,200
Diamond Sports Group LLC 5.375% 2026[4]	26,732	19,512
Diamond Sports Group LLC 6.625% 2027[4]	19,047	10,257
Discovery Communications, Inc. 4.65% 2050	8,125	9,253
DISH DBS Corp. 5.875% 2022	4,800	4,891
Embarq Corp. 7.995% 2036	44,783	50,391
Entercom Media Corp. 6.50% 2027[4]	3,758	3,386
Front Range BidCo, Inc. 6.125% 2028[4]	26,698	26,010
Frontier Communications Corp. 10.50% 2022[5]	113,250	39,469
Frontier Communications Corp. 11.00% 2025[5]	141,004	49,206
Frontier Communications Corp. 8.50% 2026[4]	17,935	16,975
Frontier Communications Corp. 8.00% 2027[4]	50,321	51,160
Globo Comunicação e Participações SA 4.875% 2030[4]	8,414	7,623
Gogo Inc. 9.875% 2024[4]	158,636	134,461
Gray Television, Inc. 7.00% 2027[4]	11,484	11,802
iHeartCommunications, Inc. 6.375% 2026	236	234
iHeartCommunications, Inc. 5.25% 2027[4]	42,326	40,599
iHeartCommunications, Inc. 8.375% 2027	12,766	11,722
Inmarsat PLC 6.75% 2026[4]	33,675	31,887
Intelsat Jackson Holding Co. 5.50% 2023	47,410	27,129
American High-Income Trust — Page 1 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Intelsat Jackson Holding Co. 8.00% 2024[4]	$35,020	$35,575
Intelsat Jackson Holding Co. 8.50% 2024[4,5]	56,875	34,378
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 5.837% 2022[2,3]	8,765	8,915
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	45,355	45,557
Lamar Media Corp. 5.75% 2026	7,219	7,464
Lamar Media Corp. 3.75% 2028[4]	10,854	10,267
Lamar Media Corp. 4.875% 2029[4]	5,100	5,148
Liberty Global PLC 5.50% 2028[4]	8,369	8,088
Live Nation Entertainment, Inc. 5.625% 2026[4]	3,673	3,356
Live Nation Entertainment, Inc. 4.75% 2027[4]	6,776	5,845
Live Nation Entertainment, Inc. 6.50% 2027[4]	7,825	8,074
Match Group, Inc. 4.625% 2028[4]	13,725	13,938
MDC Partners Inc. 6.50% 2024[4]	165,801	154,713
Meredith Corp. 6.875% 2026	62,348	51,913
Neptune Finco Corp. (Altice NV) 6.625% 2025[4]	2,425	2,527
Neptune Finco Corp. (Altice NV) 10.875% 2025[4]	2,098	2,260
Netflix, Inc. 4.875% 2028	8,865	9,494
Netflix, Inc. 5.375% 2029[4]	6,470	7,115
Netflix, Inc. 4.875% 2030[4]	7,056	7,557
Nexstar Broadcasting, Inc. 5.625% 2024[4]	14,391	14,536
Nexstar Escrow Corp. 5.625% 2027[4]	11,385	11,414
Numericable Group SA 7.375% 2026[4]	22,116	23,111
OUTFRONT Media Cap LLC 5.00% 2027[4]	9,213	8,307
Qwest Capital Funding, Inc. 6.875% 2028	15,340	14,896
Sinclair Television Group, Inc. 5.125% 2027[4]	10,799	9,866
Sirius XM Radio Inc. 3.875% 2022[4]	15,932	16,049
Sirius XM Radio Inc. 4.625% 2023[4]	7,628	7,690
Sirius XM Radio Inc. 4.625% 2024[4]	5,683	5,845
Sprint Corp. 11.50% 2021	17,238	19,130
Sprint Corp. 7.875% 2023	5,177	5,837
Sprint Corp. 7.625% 2026	26,521	31,366
Sprint Corp. 6.875% 2028	116,719	142,566
Sprint Corp. 8.75% 2032	98,240	140,531
TEGNA Inc. 4.625% 2028[4]	28,900	26,756
TEGNA Inc. 5.00% 2029[4]	17,247	16,266
Terrier Media Buyer, Inc. 8.875% 2027[4]	9,435	9,069
T-Mobile US, Inc. 4.00% 2022	7,025	7,216
T-Mobile US, Inc. 6.00% 2024	6,925	7,097
T-Mobile US, Inc. 6.375% 2025	10,136	10,425
T-Mobile US, Inc. 6.50% 2026	10,081	10,547
T-Mobile US, Inc. 3.875% 2030[4]	7,095	7,921
T-Mobile US, Inc. 2.55% 2031[4]	12,000	12,072
T-Mobile US, Inc. 4.50% 2050[4]	9,475	11,185
Trilogy International Partners, LLC 8.875% 2022[4]	54,213	48,169
Twitter, Inc. 3.875% 2027[4]	4,600	4,612
Univision Communications Inc. 5.125% 2023[4]	100,589	101,815
Univision Communications Inc. 5.125% 2025[4]	62,691	59,243
Univision Communications Inc. 6.625% 2027[4]	78,225	74,998
Vodafone Group PLC 7.00% 2079 (5-year USD Swap + 4.873% on 4/4/2029)[6]	1,895	2,223
VTR Comunicaciones SpA 5.125% 2028[4]	8,850	9,076
Warner Music Group 5.50% 2026[4]	11,952	12,409
Warner Music Group 3.875% 2030[4]	26,050	26,377
Ziggo Bond Co. BV 5.125% 2030[4]	19,306	19,189
American High-Income Trust — Page 2 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Ziggo Bond Finance BV 5.50% 2027[4]	$34,649	$35,277
Ziggo BV 4.875% 2030[4]	7,000	7,054
		2,498,524
Health care 13.61%
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.928% 2026[1,2,3]	11,991	10,553
Avantor, Inc. 9.00% 2025[4]	6,000	6,473
Bausch Health Companies Inc. 9.25% 2026[4]	48,876	53,089
Bausch Health Companies Inc. 5.00% 2028[4]	34,518	32,542
Bausch Health Companies Inc. 7.00% 2028[4]	17,527	18,082
Bausch Health Companies Inc. 6.25% 2029[4]	3,200	3,222
Bausch Health Companies Inc. 5.25% 2030[4]	39,251	37,283
Catalent Pharma Solutions Inc. 5.00% 2027[4]	819	852
Centene Corp. 4.75% 2022	38,263	38,876
Centene Corp. 4.75% 2025	1,190	1,220
Centene Corp. 4.75% 2025	400	410
Centene Corp. 5.375% 2026[4]	29,997	31,219
Centene Corp. 5.375% 2026[4]	4,255	4,443
Centene Corp. 4.25% 2027	57,081	59,035
Centene Corp. 4.625% 2029	91,419	97,020
Centene Corp. 3.375% 2030	14,812	14,979
Charles River Laboratories International, Inc. 5.50% 2026[4]	7,766	8,099
Charles River Laboratories International, Inc. 4.25% 2028[4]	6,348	6,356
Concordia International Corp. 8.00% 2024[7]	3,251	3,007
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 6.568% 2024[2,3,7]	901	837
DaVita HealthCare Partners Inc. 5.125% 2024	17,180	17,498
DaVita HealthCare Partners Inc. 5.00% 2025	8,986	9,197
Encompass Health Corp. 4.50% 2028	28,360	27,249
Encompass Health Corp. 4.75% 2030	21,735	20,794
Endo Dac / Endo Finance LLC / Endo Finco 9.50% 2027[4]	49,778	52,899
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 2028[4]	69,752	45,339
Endo International PLC 5.75% 2022[4]	45,307	41,682
Endo International PLC 5.875% 2024[4]	24,325	23,628
Envision Healthcare Corp., Term Loan, (3-month USD-LIBOR + 3.75%) 3.928% 2025[2,3]	5,393	3,625
HCA Inc. 5.875% 2023	17,781	19,274
HCA Inc. 5.375% 2025	2,195	2,358
HCA Inc. 5.375% 2026	5,436	5,932
HCA Inc. 5.875% 2026	4,721	5,188
HCA Inc. 4.50% 2027	142	158
HCA Inc. 5.625% 2028	18,595	20,784
HCA Inc. 5.875% 2029	5,870	6,652
HCA Inc. 3.50% 2030	8,172	7,879
HCA Inc. 5.50% 2047	3,996	4,876
HealthSouth Corp. 5.75% 2024	8,476	8,498
HealthSouth Corp. 5.75% 2025	15,053	15,525
IMS Health Holdings, Inc. 5.00% 2026[4]	35,527	36,715
Iqvia Inc. 5.00% 2027[4]	2,835	2,907
Jaguar Holding Co. II 5.00% 2028[4]	12,225	12,538
Mallinckrodt International Finance SA 5.50% 2025[4]	19,805	3,330
Mallinckrodt PLC 5.75% 2022[4]	18,685	4,718
Mallinckrodt PLC 5.625% 2023[4]	3,096	619
Mallinckrodt PLC 10.00% 2025[4]	115,617	97,985
Molina Healthcare, Inc. 5.375% 2022	79,397	81,162
Molina Healthcare, Inc. 4.875% 2025[4]	46,821	47,226
American High-Income Trust — Page 3 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Molina Healthcare, Inc. 4.375% 2028[4]	$24,290	$24,396
Ortho-Clinical Diagnostics Inc. 7.375% 2025[4]	9,450	9,621
Ortho-Clinical Diagnostics Inc. 7.25% 2028[4]	6,155	6,272
Owens & Minor, Inc. 3.875% 2021	34,920	34,697
Owens & Minor, Inc. 4.375% 2024	13,443	11,576
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.673% 2025[2,3]	12,877	11,538
Par Pharmaceutical Inc. 7.50% 2027[4]	85,783	88,317
PAREXEL International Corp. 6.375% 2025[4]	26,102	25,335
Radiology Partners, Inc. 9.25% 2028[4]	34,312	32,425
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[1,2,3,8,9]	63,203	63,835
Select Medical Holdings Corp. 6.25% 2026[4]	9,039	9,158
Sotera Health Holdings LLC, Term Loan, (3-months USD-LIBOR + 4.50%) 5.50% 2026[2,3]	16,406	16,083
Surgery Center Holdings 10.00% 2027[4]	10,804	10,842
Team Health Holdings, Inc. 6.375% 2025[4]	87,302	50,953
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[2,3]	13,942	10,819
Teleflex Inc. 4.25% 2028[4]	8,325	8,549
Tenet Healthcare Corp. 8.125% 2022	27,455	28,877
Tenet Healthcare Corp. 6.75% 2023	12,130	12,051
Tenet Healthcare Corp. 4.625% 2024	28,523	27,989
Tenet Healthcare Corp. 4.875% 2026[4]	101,449	99,519
Tenet Healthcare Corp. 5.125% 2027[4]	12,615	12,484
Tenet Healthcare Corp. 6.25% 2027[4]	8,425	8,388
Tenet Healthcare Corp. 4.625% 2028[4]	8,350	8,201
Teva Pharmaceutical Finance Co. BV 2.20% 2021	7,878	7,736
Teva Pharmaceutical Finance Co. BV 2.95% 2022	4,400	4,256
Teva Pharmaceutical Finance Co. BV 2.80% 2023	76,552	72,554
Teva Pharmaceutical Finance Co. BV 6.00% 2024	83,993	86,498
Teva Pharmaceutical Finance Co. BV 7.125% 2025[4]	41,591	44,356
Teva Pharmaceutical Finance Co. BV 3.15% 2026	27,636	24,779
Teva Pharmaceutical Finance Co. BV 6.75% 2028	35,682	37,777
U.S. Renal Care, Inc. 10.625% 2027[4]	8,066	8,332
Valeant Pharmaceuticals International, Inc. 5.875% 2023[4]	3,752	3,746
Valeant Pharmaceuticals International, Inc. 7.00% 2024[4]	5,714	5,940
Valeant Pharmaceuticals International, Inc. 6.125% 2025[4]	124,937	126,896
Valeant Pharmaceuticals International, Inc. 9.00% 2025[4]	52,014	56,092
Valeant Pharmaceuticals International, Inc. 8.50% 2027[4]	15,410	16,384
Vizient Inc. 6.25% 2027[4]	2,402	2,525
		2,163,628
Consumer discretionary 12.92%
Adient US LLC 9.00% 2025[4]	7,246	7,837
Allied Universal Holdco LLC 6.625% 2026[4]	17,038	17,945
Allied Universal Holdco LLC 9.75% 2027[4]	29,702	31,350
AutoNation, Inc. 4.75% 2030	5,740	6,231
Boyd Gaming Corp. 8.625% 2025[4]	2,090	2,188
Boyd Gaming Corp. 4.75% 2027[4]	13,689	11,777
Carnival Corp. 11.50% 2023[4]	19,426	21,027
Cedar Fair, LP 5.25% 2029[4]	4,184	3,790
Churchill Downs Inc. 4.75% 2028[4]	19,149	18,523
Cirsa Gaming Corp. SA 7.875% 2023[4]	43,498	40,344
Clarios Global LP 6.75% 2025[4]	13,425	14,004
Colt Merger Sub, Inc. 5.75% 2025[4]	15,490	15,606
Colt Merger Sub, Inc. 6.25% 2025[4]	34,050	33,870
American High-Income Trust — Page 4 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Colt Merger Sub, Inc. 8.125% 2027[4]	$8,850	$8,629
Dana Inc. 5.625% 2028	20,355	20,257
Fertitta Entertainment, Inc. 6.75% 2024[4]	37,661	27,116
Ford Motor Co. 8.50% 2023	34,621	36,677
Ford Motor Co. 9.00% 2025	21,462	23,246
Ford Motor Co. 4.346% 2026	3,000	2,808
Ford Motor Co. 9.625% 2030	3,700	4,389
Ford Motor Credit Co. 2.343% 2020	4,400	4,381
Ford Motor Credit Co. 3.20% 2021	1,720	1,698
Ford Motor Credit Co. 5.875% 2021	13,555	13,714
Ford Motor Credit Co. 3.339% 2022	7,025	6,830
Ford Motor Credit Co. 3.087% 2023	11,580	11,034
Ford Motor Credit Co. 3.096% 2023	4,005	3,811
Ford Motor Credit Co. 4.375% 2023	4,175	4,112
Ford Motor Credit Co. 3.664% 2024	7,715	7,302
Ford Motor Credit Co. 3.81% 2024	23,513	22,668
Ford Motor Credit Co. 5.584% 2024	20,524	20,765
Ford Motor Credit Co. 5.125% 2025	59,230	59,513
Ford Motor Credit Co. 4.389% 2026	6,350	6,030
Ford Motor Credit Co. 4.542% 2026	1,090	1,045
General Motors Co. 6.125% 2025	2,608	2,934
General Motors Co. 6.80% 2027	13,305	15,524
General Motors Co. 5.20% 2045	5,526	5,351
General Motors Co. 5.40% 2048	1,479	1,464
Hanesbrands Inc. 4.625% 2024[4]	24,670	24,611
Hanesbrands Inc. 5.375% 2025[4]	11,356	11,505
Hanesbrands Inc. 4.875% 2026[4]	32,056	32,371
Hilton Worldwide Holdings Inc. 4.875% 2030	8,757	8,646
International Game Technology PLC 6.25% 2022[4]	3,663	3,705
International Game Technology PLC 6.50% 2025[4]	13,087	13,422
International Game Technology PLC 6.25% 2027[4]	15,730	16,081
International Game Technology PLC 5.25% 2029[4]	30,017	29,342
KB Home 6.875% 2027	6,170	6,747
Landry’s Finance Acquisition Co., Term Loan B, (3-month USD-LIBOR + 12.00%) 13.311% 2023[1,2,3]	7,520	8,272
Lennar Corp. 8.375% 2021	3,000	3,108
Lennar Corp. 4.50% 2024	495	516
Levi Strauss & Co. 5.00% 2025	7,233	7,287
Limited Brands, Inc. 6.625% 2021	7,005	7,241
Limited Brands, Inc. 6.875% 2025[4]	3,455	3,576
Limited Brands, Inc. 6.875% 2035	6,054	5,061
Limited Brands, Inc. 6.75% 2036	8,255	6,796
M.D.C. Holdings, Inc. 6.00% 2043	6,827	7,201
Macy’s, Inc. 8.375% 2025[4]	12,485	12,446
Mattel, Inc. 6.75% 2025[4]	13,696	14,233
McGraw-Hill Global Education Holdings, LLC 7.875% 2024[4]	1,500	1,003
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.00% 2022[2,3]	8,864	7,587
Melco International Development Ltd. 4.875% 2025[4]	300	303
Melco International Development Ltd. 5.375% 2029[4]	8,885	8,904
Merlin Entertainment 5.75% 2026[4]	10,798	10,439
MGM Growth Properties LLC 5.625% 2024	9,113	9,502
MGM Growth Properties LLC 4.625% 2025[4]	16,115	15,854
MGM Resorts International 7.75% 2022	17,435	17,774
MGM Resorts International 6.00% 2023	9,469	9,588
MGM Resorts International 5.75% 2025	16,735	16,599
American High-Income Trust — Page 5 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
MGM Resorts International 6.75% 2025	$9,720	$9,666
MGM Resorts International 5.50% 2027	8,147	7,888
NCL Corp. Ltd. 3.625% 2024[4]	24,160	14,858
NCL Corp. Ltd. 12.25% 2024[4]	2,360	2,479
Neiman Marcus Group Ltd. LLC 8.00% 2024[4,5]	37,062	1,853
Neiman Marcus Group Ltd. LLC 8.75% 2024[4,5]	37,592	1,880
Neiman Marcus Group Ltd. LLC 14.00% 2024 (42.86% PIK)[4,5,9]	74,372	22,312
Neiman Marcus Group Ltd. LLC, Term Loan, (1-month USD-LIBOR + 12.75%) 14.00% 2020[1,2,3,8]	12,436	12,436
Neiman Marcus Group Ltd. LLC, Term Loan B, (3-month USD-LIBOR + 6.00%) 8.00% 2023 (12.50% PIK)[2,3,5,9]	33,653	8,279
Newell Rubbermaid Inc. 4.875% 2025	7,770	8,152
NMG Finco PLC 5.75% 2022[4]	16,376	11,586
Panther BF Aggregator 2, LP 6.25% 2026[4]	9,122	9,447
Panther BF Aggregator 2, LP 8.50% 2027[4]	14,785	14,896
Party City Holdings Inc. 6.125% 2023[4]	7,000	1,575
Party City Holdings Inc. 6.625% 2026[4]	5,000	1,125
Party City Holdings Inc., Term Loan, 4.10% 2022[2,3]	5,430	2,631
PetSmart, Inc. 7.125% 2023[4]	150,425	148,626
PetSmart, Inc. 5.875% 2025[4]	61,096	61,438
PetSmart, Inc. 8.875% 2025[4]	124,739	124,892
PetSmart, Inc., Term Loan B2, (3-month USD-LIBOR + 4.00%) 5.00% 2022[2,3]	19,724	19,522
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 2022[2,3]	27,423	26,861
Royal Caribbean Cruises Ltd. 5.25% 2022	5,150	4,008
Royal Caribbean Cruises Ltd. 9.125% 2023[4]	5,220	5,182
Royal Caribbean Cruises Ltd. 10.875% 2023[4]	16,900	17,376
Royal Caribbean Cruises Ltd. 11.50% 2025[4]	9,600	10,015
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	14,215	13,868
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	45,555	44,385
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[4]	27,441	29,825
Sally Holdings LLC and Sally Capital Inc., Term Loan B2, 4.50% 2024[1,2]	3,150	3,024
Sands China Ltd. 4.375% 2030[4]	6,485	6,779
Scientific Games Corp. 6.625% 2021	1,805	1,814
Scientific Games Corp. 5.00% 2025[4]	25,268	23,418
Scientific Games Corp. 8.625% 2025[4]	46,830	43,889
Scientific Games Corp. 8.25% 2026[4]	120,881	107,488
Scientific Games Corp. 7.00% 2028[4]	33,882	27,163
Scientific Games Corp. 7.25% 2029[4]	31,345	25,129
ServiceMaster Global Holdings, Inc. 5.125% 2024[4]	13,942	14,170
Six Flags Entertainment Corp. 4.875% 2024[4]	30,673	27,510
Six Flags Theme Parks Inc. 7.00% 2025[4]	3,057	3,174
Staples, Inc. 7.50% 2026[4]	59,035	46,512
Staples, Inc. 10.75% 2027[4]	9,000	5,510
Stars Group Holdings BV 7.00% 2026[4]	7,850	8,293
Station Casinos LLC 4.50% 2028[4]	21,124	17,810
The William Carter Company 5.50% 2025[4]	3,001	3,100
Vail Resorts, Inc. 6.25% 2025[4]	7,160	7,522
VICI Properties LP 4.25% 2026[4]	9,323	8,961
VICI Properties LP 4.625% 2029[4]	13,063	12,758
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[4]	13,498	12,720
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[4]	7,766	7,313
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[4]	30,041	28,699
Viking Cruises Ltd. 6.25% 2025[4]	2,360	1,354
Viking Cruises Ltd. 13.00% 2025[4]	5,540	5,869
William Carter Co. 5.625% 2027[4]	5,271	5,444
Wyndham Worldwide Corp. 5.375% 2026[4]	11,340	10,948
American High-Income Trust — Page 6 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[4]	$27,963	$26,372
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[4]	5,967	5,171
Wynn Macau, Ltd. 5.125% 2029[4]	3,050	2,966
Wynn Resorts Ltd. 7.75% 2025[4]	43,023	43,521
Wynn Resorts Ltd. 5.125% 2029[4]	12,759	11,425
YUM! Brands, Inc. 7.75% 2025[4]	4,963	5,363
		2,053,760
Materials 11.04%
Anglo American Capital PLC 5.625% 2030[4]	5,815	7,036
Arconic Corp. 6.00% 2025[4]	8,170	8,420
Arconic Rolled Products Corp. 6.125% 2028[4]	4,925	4,938
Ardagh Group SA 6.50% 2027[4,9]	18,669	18,502
Ardagh Packaging Finance 5.25% 2025[4]	23,687	24,353
Ardagh Packaging Finance 6.00% 2025[4]	7,978	8,176
Ardagh Packaging Finance 5.25% 2027[4]	15,200	14,946
Axalta Coating Systems LLC 4.875% 2024[4]	7,005	7,111
Axalta Coating Systems LLC 4.75% 2027[4]	7,995	8,057
Berry Global Escrow Corp. 4.875% 2026[4]	5,475	5,563
Berry Plastics Corp. 5.50% 2022	1,794	1,802
Blue Cube Spinco Inc. 9.75% 2023	4,820	4,980
Blue Cube Spinco Inc. 10.00% 2025	4,600	4,795
BWAY Parent Co., Inc. 5.50% 2024[4]	27,756	27,322
BWAY Parent Co., Inc. 7.25% 2025[4]	3,005	2,734
BWAY Parent Co., Inc., Term Loan, (3-month USD-LIBOR + 3.25%) 4.561% 2024[2,3]	2,977	2,688
Carlyle Group LP 8.75% 2023[4,9]	4,563	4,568
Cascades Inc. 5.125% 2026[4]	7,780	7,921
Chemours Co. 6.625% 2023	17,630	16,971
Chemours Co. 7.00% 2025	7,005	6,710
Cleveland-Cliffs Inc. 4.875% 2024[4]	67,978	64,147
Cleveland-Cliffs Inc. 5.75% 2025	58,024	49,577
Cleveland-Cliffs Inc. 9.875% 2025[4]	19,378	20,363
Cleveland-Cliffs Inc. 6.75% 2026[4]	29,965	28,991
Cleveland-Cliffs Inc. 5.875% 2027	69,875	57,852
Cleveland-Cliffs Inc. 7.00% 2027[4]	3,853	2,928
Consolidated Energy Finance SA 6.50% 2026[4]	10,805	9,223
Crown Holdings, Inc. 4.50% 2023	3,000	3,069
Crown Holdings, Inc. 7.375% 2026	2,000	2,347
CVR Partners, LP 9.25% 2023[4]	32,487	31,922
First Quantum Minerals Ltd. 7.25% 2022[4]	43,546	42,728
First Quantum Minerals Ltd. 7.25% 2023[4]	80,508	77,394
First Quantum Minerals Ltd. 6.50% 2024[4]	58,972	55,735
First Quantum Minerals Ltd. 7.50% 2025[4]	128,182	122,941
First Quantum Minerals Ltd. 6.875% 2026[4]	64,597	61,355
Freeport-McMoRan Inc. 3.55% 2022	701	702
Freeport-McMoRan Inc. 3.875% 2023	8,999	9,029
Freeport-McMoRan Inc. 4.25% 2030	10,950	10,632
Freeport-McMoRan Inc. 5.45% 2043	2,452	2,411
FXI Holdings, Inc. 7.875% 2024[4]	116,034	100,151
FXI Holdings, Inc. 12.25% 2026[4]	81,902	79,688
Greif, Inc. 6.50% 2027[4]	7,202	7,347
Hexion Inc. 7.875% 2027[4]	67,484	61,581
INEOS Group Holdings SA 5.625% 2024[4]	13,888	13,476
LSB Industries, Inc. 9.625% 2023[4]	89,427	86,418
American High-Income Trust — Page 7 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Mineral Resources Ltd. 8.125% 2027[4]	$3,675	$3,915
Neon Holdings, Inc. 10.125% 2026[4]	21,090	21,037
Newcrest Finance Pty Ltd. 4.20% 2050[4]	6,725	7,535
Nova Chemicals Corp. 4.875% 2024[4]	11,505	10,758
Nova Chemicals Corp. 5.25% 2027[4]	28,732	25,290
Novelis Corp. 5.875% 2026[4]	5,650	5,657
Novelis Corp. 4.75% 2030[4]	15,885	15,210
OCI NV 5.25% 2024[4]	15,861	15,286
Olin Corp. 9.50% 2025[4]	13,680	15,279
Olin Corp. 5.00% 2030	3,365	2,986
Owens-Illinois, Inc. 5.00% 2022[4]	656	658
Owens-Illinois, Inc. 5.875% 2023[4]	26,830	27,772
Owens-Illinois, Inc. 6.375% 2025[4]	8,341	8,847
Plastipak Holdings, Inc. 6.25% 2025[4]	4,910	4,778
Platform Specialty Products Corp. 5.875% 2025[4]	10,530	10,665
Reynolds Group Inc. 7.00% 2024[4]	9,930	9,981
Ryerson Inc. 11.00% 2022[4]	54,963	56,303
S.P.C.M. SA 4.875% 2025[4]	16,237	16,414
Scotts Miracle-Gro Co. 4.50% 2029	12,201	12,590
Sealed Air Corp. 4.875% 2022[4]	8,590	8,856
Sealed Air Corp. 5.25% 2023[4]	4,548	4,771
Sealed Air Corp. 4.00% 2027[4]	10,395	10,421
Silgan Holdings Inc. 4.125% 2028[4]	12,765	12,685
Starfruit US Holdco LLC 8.00% 2026[4]	14,729	15,124
Summit Materials, Inc. 6.125% 2023	17,246	17,196
Summit Materials, Inc. 6.50% 2027[4]	5,478	5,621
Teck Resources Ltd. 3.90% 2030[4]	1,490	1,490
TPC Group Inc. 10.50% 2024[4]	6,920	6,207
Trivium Packaging BV 5.50% 2026[4]	8,352	8,467
Trivium Packaging BV 8.50% 2027[4]	10,706	11,467
Tronox Ltd. 5.75% 2025[4]	5,830	5,414
Tronox Ltd. 6.50% 2026[4]	23,165	21,715
Valvoline Inc. 4.375% 2025[4]	8,830	8,906
Valvoline Inc. 4.25% 2030[4]	7,432	7,333
Venator Materials Corp. 5.75% 2025[4]	73,477	52,482
Venator Materials Corp. 9.50% 2025[4]	51,315	52,341
W. R. Grace & Co. 4.875% 2027[4]	23,290	23,710
Warrior Met Coal, Inc. 8.00% 2024[4]	20,731	20,229
		1,754,996
Industrials 9.48%
ADT Corp. 3.50% 2022	42,490	42,367
Advanced Disposal Services, Inc. 5.625% 2024[4]	15,527	16,166
Aerovias de Mexico, SA de CV 7.00% 2025[4]	4,393	1,043
Alaska Air Group, Inc. 4.80% 2027[4]	14,750	15,008
Allison Transmission Holdings, Inc. 5.00% 2024[4]	29,838	29,856
ASGN Inc. 4.625% 2028[4]	7,148	6,993
Ashtead Group PLC 4.125% 2025[4]	6,770	6,922
Ashtead Group PLC 4.25% 2029[4]	10,197	10,222
Associated Materials, LLC 9.00% 2024[4]	88,214	75,951
Avis Budget Group, Inc. 5.50% 2023	6,222	5,156
Avis Budget Group, Inc. 6.375% 2024[4]	14,025	11,569
Avis Budget Group, Inc. 5.25% 2025[4]	5,338	4,297
Avis Budget Group, Inc. 10.50% 2025[4]	11,600	12,927
American High-Income Trust — Page 8 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Avolon Holdings Funding Ltd. 5.25% 2024[4]	$17,340	$15,846
Beacon Roofing Supply, Inc. 4.875% 2025[4]	15,689	14,044
Boeing Co. 4.875% 2025	20,528	22,376
Boeing Co. 5.93% 2060	15,875	18,838
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[4]	19,125	17,962
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[4]	553	505
Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[4]	15,340	14,208
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[4]	4,500	4,120
Bombardier Inc. 7.50% 2024[4]	3,210	2,095
Bombardier Inc. 7.50% 2025[4]	10,424	6,835
Bombardier Inc. 7.875% 2027[4]	16,022	10,521
Booz Allen Hamilton Inc. 5.125% 2025[4]	1,950	1,986
BWX Technologies, Inc. 4.125% 2028[4]	16,975	16,996
Cargo Aircraft Management, Inc. 4.75% 2028[4]	9,468	9,409
Clean Harbors, Inc. 4.875% 2027[4]	12,014	12,365
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	586	566
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	393	323
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	187	180
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	—[10]	—[10]
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022	1	1
Covanta Holding Corp. 5.875% 2024	15,908	16,105
Covanta Holding Corp. 5.875% 2025	8,192	8,324
Delta Air Lines, Inc. 7.00% 2025[4]	32,470	33,552
Dun & Bradstreet Corp. 6.875% 2026[4]	36,016	38,261
Dun & Bradstreet Corp. 10.25% 2027[4]	74,363	82,715
Euramax International, Inc. 12.00% 2020[4]	53,764	44,281
F-Brasile SpA 7.375% 2026[4]	42,700	32,973
GW B-CR Security Corp. 9.50% 2027[4]	5,153	5,458
Hardwoods Acquisition Inc. 7.50% 2021[4]	28,732	10,487
Harsco Corp. 5.75% 2027[4]	10,175	10,226
Hillenbrand Inc. 5.75% 2025	2,135	2,212
Howmet Aerospace Inc. 6.875% 2025	23,298	25,330
IAA Spinco Inc. 5.50% 2027[4]	1,950	2,020
Icahn Enterprises Finance Corp. 4.75% 2024	24,005	22,722
JELD-WEN Holding, Inc. 4.875% 2027[4]	15,171	14,659
JetBlue Airways Corp., Term Loan B, (3-month USD-LIBOR + 5.25%) 5.571% 2024[2,3]	4,795	4,709
Kratos Defense & Security Solutions, Inc. 6.50% 2025[4]	34,545	35,966
LABL Escrow Issuer, LLC 6.75% 2026[4]	10,165	10,599
LABL Escrow Issuer, LLC 10.50% 2027[4]	16,280	17,335
LSC Communications, Inc. 8.75% 2023[4,5]	127,828	12,783
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.25% 2022[2,3,5]	8,952	873
Meritor, Inc. 6.25% 2025[4]	9,500	9,631
Moog Inc. 4.25% 2027[4]	2,169	2,120
Navistar International Corp. 9.50% 2025[4]	10,411	11,198
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[4]	9,150	9,132
Pisces Parent LLC 8.00% 2026[4]	55,871	56,466
Prime Security Services Borrower, LLC 6.25% 2028[4]	14,808	13,989
PrimeSource Building Products Inc. 9.00% 2023[4]	41,695	37,317
R.R. Donnelley & Sons Co. 6.50% 2023	11,275	10,332
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 5.178% 2024[2,3]	5,910	5,536
Rexnord Corp. 4.875% 2025[4]	22,992	23,179
Sensata Technologies Holding BV 4.875% 2023[4]	4,225	4,399
Signature Aviation PLC 4.00% 2028[4]	4,900	4,437
Southwest Airlines Co. 4.75% 2023	5,800	5,993
American High-Income Trust — Page 9 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Southwest Airlines Co. 5.25% 2025	$5,575	$5,887
Spirit AeroSystems, Inc. 7.50% 2025[4]	18,467	18,294
Stericycle, Inc. 5.375% 2024[4]	27,224	27,973
The Brink’s Co. 5.50% 2025[4]	10,375	10,593
The Brink’s Co. 4.625% 2027[4]	10,371	9,986
Thyssenkrupp Elevator Technology, Term Loan B, (1-month USD LIBOR + 425%) 4.412% 2027[2,3]	8,750	8,575
TransDigm Inc. 6.50% 2024	11,704	11,293
TransDigm Inc. 8.00% 2025[4]	17,552	18,524
TransDigm Inc. 6.25% 2026[4]	12,411	12,425
TransDigm Inc. 7.50% 2027	7,850	7,558
Uber Technologies, Inc. 7.50% 2023[4]	16,265	16,478
Uber Technologies, Inc. 8.00% 2026[4]	23,315	23,758
United Airlines Holdings, Inc. 6.50% 2027[4]	66,130	66,461
United Rentals (North America), Inc. 3.875% 2027	7,371	7,365
United Rentals, Inc. 4.625% 2025	23,062	23,223
United Rentals, Inc. 5.875% 2026	862	904
United Rentals, Inc. 6.50% 2026	3,320	3,492
United Rentals, Inc. 5.25% 2030	8,997	9,310
Vertical Holdco GMBH 7.625% 2028[4]	6,500	6,663
Vertical US Newco Inc. 5.25% 2027[4]	43,875	44,533
Virgin Australia Holdings Ltd. 7.875% 2021[4]	6,675	1,162
Wesco Aircraft Holdings, Inc. 8.50% 2024[4]	13,822	9,261
Wesco Aircraft Holdings, Inc. 9.00% 2026[4]	39,351	25,972
WESCO Distribution, Inc. 7.125% 2025[4]	37,925	40,094
WESCO Distribution, Inc. 7.25% 2028[4]	36,255	38,324
Williams Scotsman International, Inc. 6.125% 2025[4]	1,888	1,928
XPO Logistics, Inc. 6.75% 2024[4]	3,102	3,258
XPO Logistics, Inc. 6.25% 2025[4]	19,205	20,153
		1,506,419
Energy 8.43%
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 2024[1,4,5,8]	28,567	3,428
Antero Resources Corp. 5.375% 2024	12,500	10,689
Antero Resources Corp. 5.75% 2028[4]	1,703	1,350
Ascent Resources - Utica LLC 10.00% 2022[4]	13,539	11,584
Ascent Resources - Utica LLC 7.00% 2026[4]	28,396	18,275
Blue Racer Midstream LLC and Blue Racer Finance Corp. 6.125% 2022[4]	11,250	11,219
California Resources Corp., Term Loan B1, (3-month USD-LIBOR + 10.375%) 11.375% 2021[2,3]	6,000	390
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 5.75% 2022[2,3]	20,525	7,671
Carrizo Oil & Gas Inc. 6.25% 2023	43,211	16,502
Cenovus Energy Inc. 3.00% 2022	746	715
Cenovus Energy Inc. 3.80% 2023	833	784
Cenovus Energy Inc. 4.25% 2027	3,185	2,893
Centennial Resource Production, LLC 6.875% 2027[4]	7,097	3,782
Cheniere Energy Partners, LP 5.625% 2026	8,204	8,148
Cheniere Energy Partners, LP 4.50% 2029[4]	19,427	19,001
Cheniere Energy, Inc. 7.00% 2024	16,327	18,595
Cheniere Energy, Inc. 5.875% 2025	5,005	5,622
Cheniere Energy, Inc. 3.70% 2029[4]	3,500	3,591
Chesapeake Energy Corp. 4.875% 2022	28,871	1,010
Chesapeake Energy Corp. 5.75% 2023	1,730	61
Chesapeake Energy Corp. 11.50% 2025[4]	74,252	8,040
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.00% 2024[2,3]	43,788	25,397
CITGO Petroleum Corp 7.00% 2025[4]	8,600	8,632
American High-Income Trust — Page 10 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Comstock Resources, Inc. 9.75% 2026	$29,182	$27,383
Comstock Resources, Inc. 9.75% 2026	590	552
CONSOL Energy Inc. 5.875% 2022	38,783	38,225
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[4,9]	109,804	32,942
Convey Park Energy LLC 7.50% 2025[4]	18,918	17,286
CVR Energy, Inc. 5.25% 2025[4]	9,820	9,065
DCP Midstream LP 7.375% 2049 (3-month USD-LIBOR + 5.148% on 12/15/2022)[6]	2,770	1,925
DCP Midstream Operating LP 4.95% 2022	14,421	14,551
DCP Midstream Operating LP 5.375% 2025	6,000	5,974
Denbury Resources Inc. 9.00% 2021[4]	38,475	15,017
Denbury Resources Inc. 7.75% 2024[4]	17,085	6,544
Diamond Offshore Drilling, Inc. 3.45% 2023[5]	3,250	362
Diamond Offshore Drilling, Inc. 7.875% 2025	23,437	2,505
Diamond Offshore Drilling, Inc. 5.70% 2039	7,984	844
Diamond Offshore Drilling, Inc. 4.875% 2043[5]	36,333	4,295
Enbridge Energy Partners, LP 7.375% 2045	3,450	4,942
Encino Acquisitions Partners LLC, Term Loan, (3-month USD-LIBOR + 6.75%) 7.75% 2025[2,3]	6,775	4,895
Endeavor Energy Resources, LP 6.625% 2025[4]	13,260	13,397
Energy Transfer Operating, LP 5.00% 2050	10,814	10,256
Enviva Partners LP 6.50% 2026[4]	8,050	8,387
EQM Midstream Partners, LP 4.75% 2023	4,250	4,295
EQM Midstream Partners, LP 4.125% 2026	2,769	2,524
EQM Midstream Partners, LP 6.50% 2027[4]	37,590	38,599
EQM Midstream Partners, LP 5.50% 2028	12,383	11,822
EQT Corp. 7.00% 2030	3,615	3,728
Extraction Oil & Gas, Inc. 7.375% 2024[4,5]	17,350	3,403
Extraction Oil & Gas, Inc. 5.625% 2026[4]	31,395	6,155
Genesis Energy, LP 6.50% 2025	23,555	20,213
Global Partners LP / GLP Finance Corp. 7.00% 2023	6,050	5,838
Hess Midstream Partners LP 5.625% 2026[4]	1,734	1,720
Hess Midstream Partners LP 5.125% 2028[4]	8,338	8,032
Illuminate Buyer LLC / Illuminate Holdings IV Inc. 9.00% 2028[4]	8,775	9,170
Jonah Energy LLC 7.25% 2025[4]	42,475	5,628
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 4.30% 2024[1,2,3,8]	21,164	21,129
Matador Resources Co. 5.875% 2026	3,255	2,416
MPLX LP 5.50% 2049	4,250	4,829
Murphy Oil Corp. 6.875% 2024	7,150	6,704
Murphy Oil Corp. 5.75% 2025	5,000	4,528
Murphy Oil Corp. 5.875% 2027	4,919	4,333
Nabors Industries Inc. 5.75% 2025	3,670	1,500
Nabors Industries Ltd. 7.25% 2026[4]	7,220	4,458
NGL Energy Partners LP 7.50% 2023	20,003	16,665
NGL Energy Partners LP 6.125% 2025	45,086	34,204
NGPL PipeCo LLC 4.375% 2022[4]	1,420	1,466
NGPL PipeCo LLC 4.875% 2027[4]	1,010	1,110
NuStar Logistics, LP 4.80% 2020	2,001	2,008
NuStar Logistics, LP 6.75% 2021[4]	5,686	5,665
NuStar Logistics, LP 6.00% 2026	10,469	10,278
Oasis Petroleum Inc. 6.875% 2022	68,173	11,462
Oasis Petroleum Inc. 6.875% 2023	5,700	969
Oasis Petroleum Inc. 6.25% 2026[4]	13,861	2,331
Occidental Petroleum Corp. 2.60% 2021	6,844	6,707
Occidental Petroleum Corp. 4.10% 2021	656	662
Occidental Petroleum Corp. 2.70% 2022	8,372	7,809
American High-Income Trust — Page 11 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 3.125% 2022	$5,866	$5,647
Occidental Petroleum Corp. 2.70% 2023	10,086	9,241
Occidental Petroleum Corp. 2.90% 2024	18,983	16,268
Occidental Petroleum Corp. 8.00% 2025	24,910	25,066
Occidental Petroleum Corp. 4.20% 2048	2,543	1,725
ONEOK, Inc. 5.85% 2026	4,939	5,647
ONEOK, Inc. 4.95% 2047	409	394
ONEOK, Inc. 5.20% 2048	2,968	2,960
ONEOK, Inc. 7.15% 2051	1,507	1,836
Parsley Energy, Inc. 5.25% 2025[4]	1,530	1,475
Parsley Energy, Inc. 5.375% 2025[4]	3,000	2,924
PBF Holding Company LLC 9.25% 2025[4]	10,850	11,603
PBF Holding Company LLC 6.00% 2028[4]	11,079	9,223
PDC Energy Inc. 5.75% 2026	12,000	10,958
Peabody Energy Corp. 6.00% 2022[4]	51,012	33,317
Peabody Energy Corp. 6.375% 2025[4]	825	440
Petrobras Global Finance Co. 5.299% 2025	5,493	5,728
Petrobras Global Finance Co. 5.60% 2031	4,225	4,248
Petrobras Global Finance Co. 6.90% 2049	6,575	6,940
Petrobras Global Finance Co. 6.75% 2050	12,530	12,918
Petróleos Mexicanos 6.49% 2027[4]	2,145	1,960
Petróleos Mexicanos 5.35% 2028	7,643	6,436
Petróleos Mexicanos 6.375% 2045	3,790	2,827
Petróleos Mexicanos 6.35% 2048	1,892	1,407
Petróleos Mexicanos 7.69% 2050[4]	4,479	3,721
Plains All American Pipeline, LP 3.80% 2030	1,007	994
QEP Resources, Inc. 5.375% 2022	5,000	3,818
QEP Resources, Inc. 5.25% 2023	975	647
QEP Resources, Inc. 5.625% 2026	27,270	17,402
Range Resources Corp. 4.875% 2025	7,303	5,503
Rockies Express Pipeline LLC 4.95% 2029[4]	10,250	9,587
Sabine Pass Liquefaction, LLC 5.625% 2025	1,800	2,058
Sabine Pass Liquefaction, LLC 4.50% 2030[4]	19,075	21,103
Sanchez Energy Corp. 7.25% 2023[4]	22,796	399
SM Energy Co. 6.125% 2022	4,041	2,964
SM Energy Co. 5.00% 2024	3,000	1,631
SM Energy Co. 5.625% 2025	9,990	5,331
SM Energy Co. 6.625% 2027	4,570	2,253
Southwestern Energy Co. 6.20% 2025 (6.45% on 7/23/2020)[6]	8,755	7,524
Southwestern Energy Co. 7.50% 2026	15,893	13,961
Southwestern Energy Co. 7.75% 2027	4,309	3,762
Sunoco LP 4.875% 2023	23,989	23,717
Sunoco LP 5.50% 2026	7,272	7,080
Sunoco LP 6.00% 2027	11,614	11,524
Tallgrass Energy Partners, LP 5.50% 2024[4]	7,925	7,181
Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 2024[1,2,3,8]	384	199
Targa Resources Partners LP 6.75% 2024	1,128	1,129
Targa Resources Partners LP 5.125% 2025	1,080	1,043
Targa Resources Partners LP 5.875% 2026	8,669	8,603
Targa Resources Partners LP 6.50% 2027	4,322	4,344
Targa Resources Partners LP 6.875% 2029	10,818	11,366
Targa Resources Partners LP 5.50% 2030[4]	25,393	24,544
Teekay Corp. 9.25% 2022[4]	48,757	46,978
Teekay Offshore Partners LP 8.50% 2023[4]	25,891	22,852
American High-Income Trust — Page 12 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Transocean Guardian Ltd. 5.875% 2024[4]	$7,791	$6,893
Transocean Inc. 8.375% 2021[6]	18,798	13,347
Transocean Inc. 6.125% 2025[4]	22,487	19,788
Transocean Inc. 7.25% 2025[4]	15,215	8,520
Transocean Poseidon Ltd. 6.875% 2027[4]	6,280	5,432
Transocean Sentry Ltd. 5.375% 2023[4]	14,279	12,280
USA Compression Partners, LP 6.875% 2026	7,736	7,493
USA Compression Partners, LP 6.875% 2027	2,403	2,286
Valaris PLC 7.75% 2026	8,450	660
Vine Oil & Gas LP 8.75% 2023[4]	41,173	25,116
Viper Energy Partners LP 5.375% 2027[4]	7,280	7,153
Weatherford International PLC 11.00% 2024[4]	74,904	52,433
Western Gas Partners LP 4.50% 2028	15,857	14,985
Western Midstream Operating, LP 5.25% 2050	5,500	4,793
Whiting Petroleum Corp. 6.625% 2026	7,910	1,418
WPX Energy, Inc. 5.75% 2026	2,888	2,810
WPX Energy, Inc. 5.875% 2028	9,765	9,374
WPX Energy, Inc. 4.50% 2030	12,661	11,212
		1,339,485
Financials 6.36%
Advisor Group Holdings, LLC 6.25% 2028[4]	30,129	28,095
AerCap Holdings NV 4.50% 2023	11,800	11,810
AerCap Holdings NV 6.50% 2025	2,109	2,212
AG Merger Sub II, Inc. 10.75% 2027[4]	73,145	71,897
Alliant Holdings Intermediate, LLC 6.75% 2027[4]	31,029	30,977
Ally Financial Inc. 8.00% 2031	16,122	20,501
Ally Financial Inc. 8.00% 2031	14,708	19,012
American International Group, Inc. 4.375% 2050	5,150	5,927
AmWINS Group, Inc. 7.75% 2026[4]	4,739	4,993
AssuredPartners, Inc. 7.00% 2025[4]	7,137	7,159
AssuredPartners, Inc. 8.00% 2027[4]	36,562	37,766
Athene Holding Ltd. 6.15% 2030	5,250	6,057
CIT Group Inc. 4.125% 2021	20,765	20,848
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[6]	8,935	8,746
CIT Group Inc. 5.25% 2025	1,330	1,381
Compass Diversified Holdings 8.00% 2026[4]	73,697	75,207
Credit Acceptance Corp. 5.125% 2024[4]	9,190	8,898
Credit Suisse Group AG, junior subordinated, 7.50% (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 4.60% on 7/17/2023)[4,6]	2,295	2,386
Fairstone Financial Inc. 7.875% 2024[4]	24,858	24,436
FS Energy and Power Fund 7.50% 2023[4]	81,481	69,675
goeasy Ltd. 5.375% 2024[4]	7,857	7,637
HUB International Ltd. 7.00% 2026[4]	47,822	47,870
HUB International Ltd., Term Loan B, (1-month USD-LIBOR + 4.00%) 5.00% 2025[2,3]	2,985	2,954
Icahn Enterprises Finance Corp. 6.25% 2022	37,291	37,467
Icahn Enterprises Finance Corp. 5.25% 2027	19,108	18,499
Iris Merger Sub 2019 Inc. 9.375% 2028[4]	15,770	15,504
Ladder Capital Corp. 4.25% 2027[4]	13,601	10,915
LPL Financial Holdings Inc. 4.625% 2027[4]	18,146	17,976
MSCI Inc. 5.375% 2027[4]	10,755	11,445
MSCI Inc. 4.00% 2029[4]	20,078	20,513
MSCI Inc. 3.625% 2030[4]	759	756
MSCI Inc. 3.875% 2031[4]	40,975	41,871
American High-Income Trust — Page 13 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Navient Corp. 6.50% 2022	$23,747	$23,406
Navient Corp. 5.50% 2023	47,754	45,933
Navient Corp. 7.25% 2023	2,700	2,647
Navient Corp. 5.875% 2024	12,000	11,310
Navient Corp. 6.125% 2024	22,308	21,262
Navient Corp. 6.75% 2026	5,210	4,857
Navient Corp. 5.00% 2027	52,802	44,470
Navient Corp. 5.625% 2033	9,577	7,402
NMI Holdings Inc. 7.375% 2025[4]	7,560	7,930
OneMain Holdings, Inc. 7.125% 2026	9,065	9,394
Owl Rock Capital Corp. 4.625% 2024[4]	9,150	9,041
Owl Rock Capital Corp. 3.75% 2025	11,200	10,968
Rede D’Or Finance SARL 4.50% 2030[4]	9,143	8,083
Springleaf Finance Corp. 8.25% 2020	3,500	3,618
Springleaf Finance Corp. 6.125% 2024	24,308	24,753
Springleaf Finance Corp. 6.625% 2028	4,960	4,919
Springleaf Finance Corp. 5.375% 2029	6,627	6,270
Starwood Property Trust, Inc. 3.625% 2021	5,040	4,970
Starwood Property Trust, Inc. 5.00% 2021	28,169	27,403
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 6.072% 2026[2,3]	42,591	28,270
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 9.00%) 10.072% 2027[2,3]	15,488	4,556
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[4,6]	7,375	7,447
		1,010,299
Information technology 6.11%
Alcatel-Lucent USA Inc. 6.45% 2029	16,920	17,428
Almonde Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 4.50% 2024[2,3]	3,936	3,460
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,3]	61,389	53,584
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2025[2,3]	21,032	21,085
Banff Merger Sub Inc. 9.75% 2026[4]	42,799	43,165
BMC Software, Inc. 7.125% 2025[4]	15,940	16,772
BMC Software, Inc. 9.125% 2026[4]	14,740	15,320
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 4.25%) 4.428% 2025[2,3]	20,399	19,364
Broadcom Inc. 4.75% 2029[4]	1,181	1,341
Broadcom Inc. 5.00% 2030[4]	7,183	8,270
CDW Corp. 4.125% 2025	5,275	5,305
CDW Corp. 5.00% 2025	10,500	10,829
CommScope Finance LLC 5.50% 2024[4]	4,780	4,840
CommScope Finance LLC 6.00% 2026[4]	10,242	10,525
CommScope Finance LLC 8.25% 2027[4]	5,700	5,868
CommScope Technologies LLC 5.50% 2024[4]	3,000	3,055
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 9.438% 2022[2,3]	76,293	76,579
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.938% 2023[2,3]	7,255	6,902
Diebold, Inc. 8.50% 2024	37,380	29,760
Diebold, Inc., Term Loan A, (3-month USD-LIBOR + 4.75%) 4.938% 2022[1,2,3]	—[10]	—[10]
Financial & Risk US Holdings, Inc. 6.25% 2026[4]	9,604	10,202
Financial & Risk US Holdings, Inc. 8.25% 2026[4]	32,199	34,903
Gartner, Inc. 4.50% 2028[4]	48,050	48,732
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[4]	74,554	77,730
GoDaddy Operating Co. 5.25% 2027[4]	4,209	4,292
Informatica Corp., Term Loan, 7.50% 2025[2]	4,712	4,733
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 8.572% 2025[2,3]	16,117	15,432
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 3.179% 2023[2,3]	3,809	3,800
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.25% 2024[2,3]	98,852	98,905
American High-Income Trust — Page 14 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.934% 2024[2,3]	$14,065	$13,714
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 9.50% 2025[2,3]	7,014	6,990
Mitchell International, Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 7.428% 2025[2,3]	10,581	9,523
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[2,3]	24,591	22,931
Open Text Corp. 3.875% 2028[4]	6,454	6,225
Open Text Corp. 4.125% 2030[4]	7,130	7,022
Presidio Holdings Inc. 8.25% 2028[4]	6,640	6,661
PTC Inc. 3.625% 2025[4]	12,620	12,557
Sabre Holdings Corp. 5.25% 2023[4]	1,394	1,287
Sabre Holdings Corp. 5.375% 2023[4]	11,112	10,402
Sabre Holdings Corp. 9.25% 2025[4]	6,454	6,829
Solera Holdings, Inc. 10.50% 2024[4]	12,007	12,272
Tempo Acquisition LLC 6.75% 2025[4]	16,453	16,710
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 4.00%) 4.305% 2026[2,3]	13,275	13,146
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.055% 2027[2,3]	33,050	33,690
VeriSign, Inc. 4.625% 2023	4,821	4,864
VeriSign, Inc. 5.25% 2025	3,068	3,406
Veritas Holdings Ltd. 7.50% 2023[4]	45,062	44,550
Veritas Holdings Ltd. 10.50% 2024[4]	32,582	29,280
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.50% 2023[2,3]	23,973	22,235
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 7.428% 2026[2,3]	29,090	28,886
ViaSat, Inc. 5.625% 2027[4]	2,445	2,509
Xerox Corp. 4.125% 2023	3,854	3,860
		971,730
Real estate 3.31%
Brookfield Property REIT Inc. 5.75% 2026[4]	74,376	63,022
Communications Sales & Leasing, Inc. 6.00% 2023[4]	7,775	7,605
Diversified Healthcare Trust 4.75% 2024	4,950	4,464
Diversified Healthcare Trust 9.75% 2025	14,975	16,107
Equinix, Inc. 5.875% 2026	4,046	4,267
Equinix, Inc. 5.375% 2027	9,700	10,605
Hospitality Properties Trust 7.50% 2025	2,659	2,794
Howard Hughes Corp. 5.375% 2025[4]	66,987	62,547
Iron Mountain Inc. 5.75% 2024	49,563	50,193
Iron Mountain Inc. 4.875% 2027[4]	29,960	29,274
Iron Mountain Inc. 5.00% 2028[4]	10,751	10,529
Iron Mountain Inc. 5.25% 2028[4]	26,460	26,389
Iron Mountain Inc. 5.25% 2030[4]	53,720	52,770
Medical Properties Trust, Inc. 5.00% 2027	19,172	19,760
Park Hotels & Resorts Inc. 7.50% 2025[4]	12,275	12,605
Realogy Corp. 5.25% 2021[4]	36,076	36,581
Realogy Corp. 4.875% 2023[4]	49,068	46,032
Realogy Corp. 9.375% 2027[4]	44,764	41,889
Realogy Group LLC 7.625% 2025[4]	13,260	13,260
SBA Communications Corp. 4.00% 2022	12,768	12,941
SBA Communications Corp. 3.875% 2027[4]	2,822	2,814
		526,448
Utilities 3.03%
AES Corp. 3.30% 2025[4]	15,600	16,094
AES Corp. 5.50% 2025	12,545	12,914
AES Corp. 6.00% 2026	22,922	24,007
American High-Income Trust — Page 15 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
AES Corp. 5.125% 2027	$14,005	$14,565
AES Corp. 3.95% 2030[4]	15,175	15,556
AmeriGas Partners, LP 5.50% 2025	5,257	5,431
AmeriGas Partners, LP 5.75% 2027	5,878	6,233
Calpine Corp. 5.75% 2025	7,102	7,194
Calpine Corp. 5.25% 2026[4]	9,182	9,298
Calpine Corp. 5.125% 2028[4]	8,282	8,113
Clearway Energy Operating LLC 4.75% 2028[4]	6,375	6,508
DPL Inc. 4.125% 2025[4]	19,740	19,795
DPL Inc. 4.35% 2029	5,850	5,932
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	18,225	19,742
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[4,6]	13,787	15,710
NextEra Energy Partners, LP 4.25% 2024[4]	3,163	3,205
NextEra Energy Partners, LP 3.875% 2026[4]	2,373	2,375
NGL Energy Partners LP 7.50% 2026	24,293	18,520
NRG Energy, Inc. 7.25% 2026	10,807	11,426
Pacific Gas and Electric Co. 2.45% 2022[5]	6,920	7,567
Pacific Gas and Electric Co. 3.25% 2023	4,730	5,149
Pacific Gas and Electric Co. 2.50% 2031	10,075	9,875
Pacific Gas and Electric Co. 6.05% 2034[5]	16,405	19,587
Pacific Gas and Electric Co. 3.30% 2040	4,000	3,902
Pacific Gas and Electric Co. 3.50% 2050	15,050	14,567
PG&E Corp. 5.00% 2028	27,895	27,860
PG&E Corp. 5.25% 2030	15,455	15,571
PG&E Corp., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.806% 2025[2,3]	14,730	14,564
Talen Energy Corp. 6.50% 2025	715	484
Talen Energy Supply, LLC 10.50% 2026[4]	70,447	55,858
Talen Energy Supply, LLC 7.25% 2027[4]	60,282	60,083
Talen Energy Supply, LLC 7.625% 2028[4]	17,950	17,984
Vistra Operations Co. LLC 3.55% 2024[4]	5,769	5,958
		481,627
Consumer staples 2.89%
Albertsons Companies LLC 3.50% 2023[4]	20,416	20,692
Albertsons Companies LLC 6.625% 2024	3,096	3,176
B&G Foods, Inc. 5.25% 2025	48,026	48,434
B&G Foods, Inc. 5.25% 2027	25,107	25,193
BJ’s Wholesale Club Inc., Term Loan, (3-month USD-LIBOR + 2.25%) 2.435% 2024[2,3]	4,476	4,349
CD&R Smokey Buyer, Inc. 6.75% 2025[4]	6,840	7,130
Central Garden & Pet Co. 6.125% 2023	4,300	4,402
Darling Ingredients Inc. 5.25% 2027[4]	3,888	4,007
Edgewell Personal Care Co. 5.50% 2028[4]	16,960	17,479
Energizer Holdings, Inc. 6.375% 2026[4]	19,442	20,151
Energizer Holdings, Inc. 7.75% 2027[4]	8,059	8,612
Energizer SpinCo, Inc. 5.50% 2025[4]	5,813	5,922
H.J. Heinz Co. 3.875% 2027[4]	17,995	18,829
H.J. Heinz Co. 4.25% 2031[4]	19,378	20,585
H.J. Heinz Co. 5.50% 2050[4]	6,975	7,460
Herbalife Nutrition Ltd. 7.875% 2025[4]	6,335	6,553
Kraft Heinz Co. 3.95% 2025	11,648	12,454
Kraft Heinz Co. 3.00% 2026	9,870	9,985
Kraft Heinz Co. 3.75% 2030[4]	2,285	2,361
American High-Income Trust — Page 16 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Kraft Heinz Co. 4.375% 2046	$16,889	$16,623
Lamb Weston Holdings, Inc. 4.625% 2024[4]	7,754	8,065
Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.25%) 5.322% 2026[2,3]	27,957	26,814
Post Holdings, Inc. 5.00% 2026[4]	23,387	23,520
Post Holdings, Inc. 5.625% 2028[4]	15,185	15,752
Post Holdings, Inc. 5.50% 2029[4]	14,799	15,329
Post Holdings, Inc. 4.625% 2030[4]	54,711	53,789
Prestige Brands International Inc. 6.375% 2024[4]	11,516	11,891
Prestige Brands International Inc. 5.125% 2028[4]	11,533	11,389
Spectrum Brands Inc. 5.75% 2025	3,272	3,368
TreeHouse Foods, Inc. 4.875% 2022	2,000	2,007
TreeHouse Foods, Inc. 6.00% 2024[4]	23,051	23,572
		459,893
Total corporate bonds & notes		14,766,809
U.S. Treasury bonds & notes 0.26% U.S. Treasury 0.26%
U.S. Treasury 2.50% 2020[11]	40,000	40,465
Bonds & notes of governments & government agencies outside the U.S. 0.02%
Honduras (Republic of) 5.625% 2030[4]	3,280	3,344
Municipals 0.00% Puerto Rico 0.00%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	50	47
Total bonds, notes & other debt instruments (cost: $16,081,649,000)		14,810,665
Convertible bonds & notes 0.56% Communication services 0.30%
DISH DBS Corp., convertible notes, 3.375% 2026	38,195	35,182
Gogo Inc., convertible notes, 6.00% 2022	3,813	2,682
Live Nation Entertainment, Inc., convertible notes, 2.50% 2023	5,655	5,750
Live Nation Entertainment, Inc., convertible notes, 2.125% 2025[4]	4,500	3,873
		47,487
Consumer discretionary 0.14%
Burlington Stores, Inc., convertible notes, 2.25% 2025[4]	4,000	4,566
Dick’s Sporting Goods Inc., convertible notes, 3.25% 2025[4]	3,645	5,063
Penn National Gaming, Inc., convertibles notes, 2.75% 2026	4,100	6,162
Royal Caribbean Cruises Ltd., convertible notes, 4.25% 2023[4]	5,800	5,423
		21,214
Energy 0.05%
CNX Resources Corp., convertibles notes, 2.25% 2026[4]	4,200	3,875
EQT Corp., convertible notes, 1.75% 2026[4]	4,000	4,158
		8,033
Industrials 0.04%
Southwest Airlines Co., convertibles notes, 1.25% 2025	5,200	6,271
American High-Income Trust — Page 17 of 25

unaudited
Convertible bonds & notes (continued) Information technology 0.03%	Principal amount (000)	Value (000)
Sabre Holdings Corp., convertible notes, 4.00% 2025[4]	$4,000	$5,120
Total convertible bonds & notes (cost: $89,956,000)		88,125
Convertible stocks 0.41% Financials 0.17%	Shares
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[4]	26,724	27,327
Utilities 0.09%
PG&E Corp., convertible preferred units, 5.50% 2023[12]	57,000	5,472
Essential Utilities, Inc., convertible preferred units, 6.00% 2022	83,000	4,693
American Electric Power Co., Inc., convertible preferred shares, 6.125% 2022	80,000	3,872
		14,037
Real estate 0.05%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	5,000	7,426
Health care 0.04%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	3,140	3,371
Becton, Dickinson and Co., Series B, convertible preferred shares, 6.00% 2023	63,000	3,352
		6,723
Industrials 0.03%
Associated Materials, LLC, convertible preferred shares, 14.00% 2020[1,8]	43,400	4,915
Information technology 0.03%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	4,370	4,870
Total convertible stocks (cost: $99,845,000)		65,298
Preferred securities 0.12% Consumer discretionary 0.11%
Neiman Marcus Group Ltd. LLC, preferred shares[4,12]	23,426,848	16,961
		16,961
Financials 0.01%
Ladenburg Thalmann Financial Services Inc., noncumulative, preferred shares	80,000	1,360
		1,360
Total preferred securities (cost: $13,835,000)		18,321
Common stocks 1.25% Health care 0.63%
Rotech Healthcare Inc.[1,7,8,12,13]	1,916,276	91,981
Advanz Pharma Corp. Ltd.[7,12,13]	2,244,779	6,847
Advanz Pharma Corp. Ltd.[7,12]	433,351	1,322
		100,150
American High-Income Trust — Page 18 of 25

unaudited
Common stocks (continued) Energy 0.24%	Shares	Value (000)
Ascent Resources - Utica, LLC, Class A1,7,8,12,13	90,532,504	$18,106
McDermott International, Inc.[1,8]	3,921,723	11,035
McDermott International, Inc.[12]	140,912	—[10]
Tribune Resources, LLC[1,7,8,12]	6,028,136	3,858
Weatherford International[12]	1,929,240	3,801
Mesquite Energy, Inc.[1,8]	109,992	825
Southwestern Energy Co.[12]	229,524	588
Denbury Resources Inc.[12]	60,000	17
Tapstone Energy, LLC[1,4,7,8,12]	498,479	5
Sable Permian Resources, LLC, units[1,8,12]	179,034,416	—[10]
Petroplus Holdings AG1,8,12	3,360,000	—[10]
		38,235
Materials 0.14%
Hexion Holdings Corp., Class B12	2,820,060	19,035
First Quantum Minerals Ltd.	474,000	3,778
		22,813
Information technology 0.09%
MoneyGram International, Inc.[12]	2,497,886	8,018
Diebold Nixdorf, Inc.[12]	1,005,000	6,091
		14,109
Consumer discretionary 0.04%
Chewy, Inc., Class A12	150,000	6,703
Communication services 0.04%
iHeartMedia, Inc., Class A12	378,645	3,162
Cumulus Media Inc., Class A12	561,642	2,218
Clear Channel Outdoor Holdings, Inc.[12]	890,868	927
Adelphia Recovery Trust, Series Arahova[1,8,12]	1,773,964	7
Adelphia Recovery Trust, Series ACC-1[1,8,12]	10,643,283	5
		6,319
Utilities 0.04%
Vistra Corp.	299,690	5,580
Financials 0.03%
Navient Corp.	750,000	5,272
Total common stocks (cost: $365,566,000)		199,181
Rights & warrants 0.01% Energy 0.01%
McDermott International, Inc., warrants, expire 2027[1,8]	2,740,164	2,151
Ultra Petroleum Corp., warrants, expire 2025[12]	1,053,850	37
Tribune Resources, LLC, Class A, warrants, expire 2023[1,7,8,12]	2,032,968	—[10]
Tribune Resources, LLC, Class B, warrants, expire 2023[1,7,8,12]	1,581,198	—[10]
Tribune Resources, LLC, Class C, warrants, expire 2023[1,7,8,12]	1,480,250	—[10]
		2,188
American High-Income Trust — Page 19 of 25

unaudited
Rights & warrants (continued) Industrials 0.00%	Shares	Value (000)
Associated Materials, LLC, warrants, expire 2023[1,8,12]	616,536	$—[10]
Total rights & warrants (cost: $2,723,000)		2,188
Short-term securities 4.84% Money market investments 4.84%
Capital Group Central Cash Fund 0.18%[14]	7,696,039	769,681
Total short-term securities (cost: $769,851,000)		769,681
Total investment securities 100.37% (cost: $17,423,425,000)		15,953,459
Other assets less liabilities (0.37)%		(58,234)
Net assets 100.00%		$15,895,225
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium received (000)	Unrealized appreciation at 6/30/2020 (000)
CDX.NA.HY.25	5.00%/Quarterly	6/20/2025	$158,745	$1,095	$(2,731)	$3,826
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended June 30, 2020, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 6/30/2020 (000)
Bonds, notes & other debt instruments 0.02%
Health care 0.02%
Concordia International Corp. 8.00% 2024	$3,251,000	—	—	$3,251,000	$—	$(133)	$157	$3,007
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 6.568% 2024[2,3]	$883,960	$30,840	$13,530	$901,270	(1)	(5)	41	837
								3,844
Energy 0.00%
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 7.50% 2023[3,15]	$7,958,333	—	$7,958,333	—	(4,050)	4,890	—	—
Total bonds, notes & other debt instruments								3,844
Common stocks 0.77%
Health care 0.63%
Rotech Healthcare Inc.[1,8,12,13]	1,916,276	—	—	1,916,276	—	65,153	—	91,981
Advanz Pharma Corp. Ltd.[12,13]	2,244,779	—	—	2,244,779	—	(20,111)	—	6,847
Advanz Pharma Corp. Ltd.[12]	433,351	—	—	433,351	—	(3,882)	—	1,322
								100,150
American High-Income Trust — Page 20 of 25

unaudited
Investments in affiliates  (continued)

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 6/30/2020 (000)
Energy 0.14%
Ascent Resources - Utica, LLC, Class A1,8,12,13	90,532,504	—	—	90,532,504	$—	$905	$—	$18,106
Tribune Resources, LLC[1,8,12]	6,028,136	—	—	6,028,136	—	(9,705)	—	3,858
Tapstone Energy, LLC[1,4,8,12]	—	498,479	—	498,479	—	—	—	5
White Star Petroleum Corp., Class A1,12,15	24,665,117	—	24,665,117	—	(16,491)	16,244	—	—
Jones Energy II, Inc., Class A1,12,15	475,238	—	475,238	—	(727)	1,945	—	—
								21,969
Total common stocks								122,119
Rights & warrants 0.00%
Energy 0.00%
Tribune Resources, LLC, Class A, warrants, expire 2023[1,8,12]	2,032,968	—	—	2,032,968	—	(155)	—	—[10]
Tribune Resources, LLC, Class B, warrants, expire 2023[1,8,12]	1,581,198	—	—	1,581,198	—	(81)	—	—[10]
Tribune Resources, LLC, Class C, warrants, expire 2023[1,8,12]	1,480,250	—	—	1,480,250	—	(54)	—	—[10]
								—[10]
Total 0.79%					$(21,269)	$55,011	$198	$125,963
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $257,115,000, which represented 1.62% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $880,253,000, which represented 5.54% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,798,432,000, which represented 61.64% of the net assets of the fund.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Step bond; coupon rate may change at a later date.
[7]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[8]	Value determined using significant unobservable inputs.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[10]	Amount less than one thousand.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,958,000, which represented .09% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[14]	Rate represents the seven-day yield at 6/30/2020.
[15]	Unaffiliated issuer at 6/30/2020.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$41,128	$91,981.58%
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	4,340	18,106.12
Advanz Pharma Corp. Ltd.	8/31/2018	28,414	6,847.04
Total private placement securities		$ 73,882	$ 116,934.74%
American High-Income Trust — Page 21 of 25

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. As of June 30, 2020, the fund did not have any futures contracts. The average month-end notional amount of futures contracts while held was $646,733,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of credit default swaps while held was $527,788,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security;
American High-Income Trust — Page 22 of 25

unaudited
contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$14,665,782	$101,027	$14,766,809
U.S. Treasury bonds & notes	—	40,465	—	40,465
Bonds & notes of governments & government agencies outside the U.S.	—	3,344	—	3,344
Municipals	—	47	—	47
Convertible bonds & notes	—	88,125	—	88,125
Convertible stocks	33,056	27,327	4,915	65,298
Preferred securities	1,360	16,961	—	18,321
Common stocks	73,359	—	125,822	199,181
Rights & warrants	—	37	2,151	2,188
Short-term securities	769,681	—	—	769,681
Total	$877,456	$14,842,088	$233,915	$15,953,459
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on credit default swaps	$—	$3,826	$—	$3,826
*	Credit default swaps are not included in the investment portfolio.
American High-Income Trust — Page 23 of 25

unaudited
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended
June 30, 2020 (dollars in thousands):
	Beginning value at 10/1/2019	Transfers into Level 3†	Purchases	Sales	Net realized loss	Unrealized depreciation	Transfers out of Level 3†	Ending value at 6/30/2020
Investment securities	$191,236	$43,033	$201,363	$(79,319)	$(22,116)	$(50,362)	$(49,920)	$233,915
Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2020								$(23,627)
†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2020	Valuation techniques	Unobservable inputs	Range (if appropriate)	Weighted average	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments	$ 101,027	Market comparables	$ per acre	$2.7K	$2.7K	Increase
			$ per thousand Boe per day	$12.5K	$12.5K	Increase
			Enterprise value/EBITDA multiple	2.0x - 4.0x	3.0x	Increase
			Risk discount	0%	0%	Decrease
		Recent market information	N/A	N/A	N/A	N/A
		Estimated recovery value	N/A	N/A	N/A	N/A
		Yield analysis	Yield to maturity risk premium	200 bps	200 bps	Decrease
Convertible stocks	4,915	Enterprise value multiple	Enterprise value/EBITDA less CapEx multiple	10.0x	10.0x	Increase
Common stocks	125,822	De minimis	N/A	N/A	N/A	N/A
		Estimated recovery value	N/A	N/A	N/A	N/A
		Market comparables	Enterprise value/EBITDA multiple	7.1x -7.3x	7.1x	Increase
			DLOM	21%	21%	Decrease
			Risk discount	0%	0%	Decrease
		Enterprise value multiple	Enterprise value/EBITDA less CapEx multiple	10.2x	10.2x	Increase
		Recent market information	N/A	N/A	N/A	N/A
Rights & warrants	2,151	Black-Scholes	Implied volatility	30%	30%	Increase
			Underlying share price	N/A	N/A	N/A
		De minimis	N/A	N/A	N/A	N/A
		Recent market information	N/A	N/A	N/A	N/A
$233,915
*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

American High-Income Trust — Page 24 of 25

unaudited
Key to abbreviations and symbol
Auth. = Authority
Boe = Barrels of oil equivalent
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-021-0820O-S78049	American High-Income Trust — Page 25 of 25